Note 9 - Other disclosures - Loans and Advance Payments from Key Management Personnel and Other Related Parties (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Loans from related parties	€ 2	€ 2	€ 201	€ 191
Advance payments received from key management personnel*	47	47	52
Total	49	49	253	191
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Loans from related parties	€ 2	€ 2	2
Other related parties [member]
Statement Line Items [Line Items]
Loans from related parties			€ 199	€ 191